Cash Flow - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Grant received	£ 274	£ 707	£ 494
Government grants	(1,994)	(2,803)	(2,935)
Borrowings at the start of the year	(144,754)	0
Proceeds from borrowings	(85,562)	(153,814)	0
Repayments of current borrowings	43,404	8,056	0
Borrowings at the end of the year	(180,943)	(144,754)	0
Grant received
Disclosure of classes of share capital [line items]
Grant at the beginning of the year	(4,892)	(2,877)	(437)
Grant received	274	707	494
Government grants	(1,994)	(2,803)	(2,935)
Non-cash foreign exchange	61	81	1
Grant at the end of the year	(6,551)	(4,892)	£ (2,877)
Borrowings
Disclosure of classes of share capital [line items]
Non-cash foreign exchange	6,149	795
Non-cash other	£ (180)	£ 209